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[Invesco Aim logo appears here]
--service mark--
Invesco Aim Advisors, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 100
Houston, Tx 77046-1173

713 626 1919
www.invescoaim.com

November 19, 2008

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:  AIM Investment Securities Funds
     CIK No. 0000842790

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Investment Securities Funds (the "Fund") that the Prospectuses and the Statement of Additional Information relating to the Class A, Class B, Class C, Class R, Class Y, Investor Class, AIM Cash Reserve shares and Institutional Class shares, as applicable, of AIM Core Bond Fund, AIM Dynamics Fund, AIM Global Real Estate Fund, AIM High Yield Fund, AIM Income Fund, AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Municipal Bond Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM U.S. Government Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 38 to the Fund's Registration Statement on Form N-1A. Such Post- Effective Amendment No. 38 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on November 18, 2008.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1968.

Sincerely,


/s/ Stephen R. Rimes

Stephen R. Rimes
Counsel